Capital Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) creditFacility	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted debt-to-EBITDA ratio	2
Number of credit facilities | creditFacility	1
Debt-to-capitalization ratio, maximum	0.60
Actual debt-to-EBITDA ratio	80.00%	120.00%
Actual net debt-to-capitalization ratio	0.19	0.22
Revolving Credit Facility Due November 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum borrowing capacity | $	$ 4,000,000,000